LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS
8.	LONG-TERM DEPOSITS

Long term deposits consist of the follows:

	As of December 31,
	2010	2011

Concession fee deposits	$13,338	$14,505
Office rental deposits	536	537
	$13,874	$15,042

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of two to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at costs.